HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 109.8%	Shares	Value
Communications - 8.3%
Cable & Satellite - 1.3%
Comcast Corporation - Class A (a)	100,000	$4,335,000

Entertainment Content - 1.0%
AppLovin Corporation - Class A (a)(b)	50,000	3,461,000

Internet Media & Services - 5.0%
Airbnb, Inc. - Class A (a)(b)	4,000	659,840
Alphabet, Inc. - Class C (a)(b)	40,000	6,090,400
Booking Holdings, Inc. (a)	200	725,576
DoorDash, Inc. - Class A (a)(b)	10,000	1,377,200
LifeMD, Inc. (a)(b)	40,000	411,200
Meta Platforms, Inc. - Class A (a)	8,000	3,884,640
Netflix, Inc. (a)(b)	800	485,864
Shutterstock, Inc. (a)	40,000	1,832,400
Uber Technologies, Inc. (a)(b)	20,000	1,539,800
		17,006,920
Telecommunications - 1.0%
Verizon Communications, Inc. (a)	80,000	3,356,800

Consumer Discretionary - 13.0%
Apparel & Textile Products - 1.2%
Kontoor Brands, Inc. (a)	50,000	3,012,500
Skechers U.S.A., Inc. - Class A (a)(b)	20,000	1,225,200
		4,237,700
Consumer Services - 1.1%
Coursera, Inc. (b)	160,000	2,243,200
Perdoceo Education Corporation (a)	90,000	1,580,400
		3,823,600
E-Commerce Discretionary - 2.0%
Amazon.com, Inc. (a)(b)	30,000	5,411,400
Etsy, Inc. (a)(b)	20,000	1,374,400
		6,785,800
Home Construction - 0.4%
Forestar Group, Inc. (a)(b)	35,000	1,406,650

Leisure Facilities & Services - 2.5%
Domino’s Pizza, Inc. (a)	4,000	1,987,520
Shake Shack, Inc. - Class A (a)(b)	6,000	624,180
Starbucks Corporation (a)	30,000	2,741,700

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 109.8% (continued)	Shares	Value
Consumer Discretionary - 13.0% (continued)
Leisure Facilities & Services - 2.5% (continued)
Sweetgreen, Inc. - Class A (a)(b)	120,000	$3,031,200
		8,384,600
Retail - Discretionary - 5.8%
American Eagle Outfitters, Inc. (a)	100,000	2,579,000
Buckle, Inc. (The) (a)	50,000	2,013,500
Gap, Inc. (The) (a)	40,000	1,102,000
Hibbett, Inc. (a)	20,000	1,536,200
Kohl’s Corporation (a)	40,000	1,166,000
lululemon athletica, inc. (b)	6,000	2,343,900
Macy’s, Inc. (a)	50,000	999,500
Sally Beauty Holdings, Inc. (a)(b)	100,000	1,242,000
Ulta Beauty, Inc. (a)(b)	6,000	3,137,280
Urban Outfitters, Inc. (a)(b)	80,000	3,473,600
		19,592,980
Consumer Staples - 15.9%
Beverages - 2.1%
Coca-Cola Company (The) (a)	30,000	1,835,400
PepsiCo, Inc. (a)	30,000	5,250,300
		7,085,700
Food - 8.8%
BellRing Brands, Inc. (a)(b)	20,000	1,180,600
Campbell Soup Company (a)	100,000	4,445,000
Flowers Foods, Inc. (a)	30,000	712,500
Fresh Del Monte Produce, Inc. (a)	20,000	518,200
General Mills, Inc. (a)	60,000	4,198,200
Hershey Company (The) (a)	20,000	3,890,000
Ingredion, Inc. (a)	30,000	3,505,500
J.M. Smucker Company (The) (a)	20,000	2,517,400
Kellanova (a)	60,000	3,437,400
Kraft Heinz Company (The) (a)	40,000	1,476,000
Lamb Weston Holdings, Inc. (a)	30,000	3,195,900
Post Holdings, Inc. (a)(b)	10,000	1,062,800
		30,139,500
Household Products - 2.4%
Colgate-Palmolive Company (a)	40,000	3,602,000
Kimberly-Clark Corporation (a)	34,000	4,397,900
		7,999,900

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 109.8% (continued)	Shares	Value
Consumer Staples - 15.9% (continued)
Retail - Consumer Staples - 1.8%
BJ’s Wholesale Club Holdings, Inc. (a)(b)	10,000	$756,500
Kroger Company (The) (a)	20,000	1,142,600
Natural Grocers by Vitamin Cottage, Inc. (a)	100,000	1,805,000
Sprouts Farmers Market, Inc. (a)(b)	20,000	1,289,600
Walgreens Boots Alliance, Inc. (a)	60,000	1,301,400
		6,295,100
Wholesale - Consumer Staples - 0.8%
Performance Food Group Company (a)(b)	20,000	1,492,800
United Natural Foods, Inc. (a)(b)	100,000	1,149,000
		2,641,800
Energy - 5.4%
Oil & Gas Producers - 3.1%
APA Corporation (a)	40,000	1,375,200
California Resources Corporation (a)	40,000	2,204,000
Civitas Resources, Inc. (a)	20,000	1,518,200
Diamondback Energy, Inc. (a)	10,000	1,981,700
Range Resources Corporation (a)	40,000	1,377,200
SM Energy Company (a)	20,000	997,000
Vital Energy, Inc. (a)(b)	20,000	1,050,800
		10,504,100
Renewable Energy - 2.3%
Array Technologies, Inc. (a)(b)	160,000	2,385,600
Canadian Solar, Inc. (a)(b)	200,000	3,952,000
SolarEdge Technologies, Inc. (b)	20,000	1,419,600
		7,757,200
Financials - 1.4%
Banking - 0.6%
Customers Bancorp, Inc. (a)(b)	40,000	2,122,400

Insurance - 0.8%
Unum Group (a)	50,000	2,683,000

Health Care - 20.5%
Biotech & Pharma - 14.6%
ACADIA Pharmaceuticals, Inc. (a)(b)	40,000	739,600
Amgen, Inc. (a)	10,000	2,843,200

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 109.8% (continued)	Shares	Value
Health Care - 20.5% (continued)
Biotech & Pharma - 14.6% (continued)
Amphastar Pharmaceuticals, Inc. (a)(b)	60,000	$2,634,600
ANI Pharmaceuticals, Inc. (a)(b)	30,000	2,073,900
Biogen, Inc. (a)(b)	6,000	1,293,780
Catalyst Pharmaceuticals, Inc. (a)(b)	100,000	1,594,000
Corcept Therapeutics, Inc. (a)(b)	80,000	2,015,200
Dianthus Therapeutics, Inc. (a)(b)	20,000	600,000
Dynavax Technologies Corporation (a)(b)	80,000	992,800
Exelixis, Inc. (a)(b)	140,000	3,322,200
Gilead Sciences, Inc. (a)	40,000	2,930,000
Halozyme Therapeutics, Inc. (a)(b)	30,000	1,220,400
Harmony Biosciences Holdings, Inc. (a)(b)	20,000	671,600
Incyte Corporation (a)(b)	30,000	1,709,100
Innoviva, Inc. (a)(b)	160,000	2,438,400
Iovance Biotherapeutics, Inc. (a)(b)	80,000	1,185,600
Johnson & Johnson (a)	24,000	3,796,560
Kiniksa Pharmaceuticals, Ltd. - Class A (a)(b)	150,000	2,959,500
Marinus Pharmaceuticals, Inc (a)(b)	70,000	632,800
Neurocrine Biosciences, Inc. (a)(b)	10,000	1,379,200
Novo Nordisk A/S - ADR (a)	30,000	3,852,000
Pacira BioSciences, Inc. (a)(b)	20,000	584,400
PetIQ, Inc. (a)(b)	20,000	365,600
Pfizer, Inc. (a)	100,000	2,775,000
Recursion Pharmaceuticals, Inc. - Class A (a)(b)	40,000	398,800
Regeneron Pharmaceuticals, Inc. (a)(b)	2,000	1,924,980
Roivant Sciences Ltd. (b)	100,000	1,054,000
Vertex Pharmaceuticals, Inc. (a)(b)	3,000	1,254,030
Voyager Therapeutics, Inc. (a)(b)	50,000	465,500
		49,706,750
Health Care Facilities & Services - 3.6%
Centene Corporation (a)(b)	20,000	1,569,600
DaVita, Inc. (a)(b)	20,000	2,761,000
HCA Healthcare, Inc. (a)	6,000	2,001,180
Patterson Companies, Inc. (a)	140,000	3,871,000
UnitedHealth Group, Inc. (a)	2,000	989,400

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 109.8% (continued)	Shares	Value
Health Care - 20.5% (continued)
Health Care Facilities & Services - 3.6% (continued)
Universal Health Services, Inc. - Class B (a)	6,000	$1,094,760
		12,286,940
Medical Equipment & Devices - 2.3%
Avita Medical, Inc. (a)(b)	40,000	641,200
Exact Sciences Corporation (a)(b)	40,000	2,762,400
Shockwave Medical, Inc. (a)(b)	12,000	3,907,560
Zynex, Inc. (a)(b)	50,000	618,500
		7,929,660
Industrials - 9.7%
Commercial Support Services - 0.3%
H&R Block, Inc. (a)	20,000	982,200

Electrical Equipment - 4.3%
Bel Fuse, Inc. - Class B (a)	12,000	723,720
Bloom Energy Corporation - Class A (a)(b)	50,000	562,000
NEXTracker, Inc. - Class A (a)(b)	70,000	3,938,900
OSI Systems, Inc. (a)(b)	16,000	2,285,120
Powell Industries, Inc. (a)	6,000	853,800
Select Water Solutions, Inc. - Class A (a)	100,000	923,000
Veritiv Holdings Company - Class A (a)	20,000	1,633,400
Vontier Corporation (a)	80,000	3,628,800
		14,548,740
Engineering & Construction - 1.3%
Dycom Industries, Inc. (a)(b)	12,000	1,722,360
Primoris Services Corporation (a)	60,000	2,554,200
		4,276,560
Industrial Support Services - 0.4%
MSC Industrial Direct Company, Inc. - Class A (a)	14,000	1,358,560

Machinery - 1.6%
American Superconductor Corporation (a)(b)	100,000	1,351,000
Symbotic, Inc (a)(b)	90,000	4,050,000
		5,401,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 109.8% (continued)	Shares	Value
Industrials - 9.7% (continued)
Transportation & Logistics - 1.4%
FedEx Corporation (a)	10,000	$2,897,400
Heartland Express, Inc. (a)	40,000	477,600
United Parcel Service, Inc. - Class B (a)	10,000	1,486,300
		4,861,300
Transportation Equipment - 0.5%
Allison Transmission Holdings, Inc. (a)	20,000	1,623,200

Materials - 6.2%
Chemicals - 1.2%
Ingevity Corporation (a)(b)	18,000	858,600
Mosaic Company (The) (a)	100,000	3,246,000
		4,104,600
Metals & Mining - 5.0%
Agnico Eagle Mines Ltd. (a)	80,000	4,772,000
Anglogold Ashanti plc (a)	70,000	1,554,000
Barrick Gold Corporation (a)	300,000	4,992,000
Cameco Corporation (a)	20,000	866,400
Kinross Gold Corporation (a)	50,000	306,500
Newmont Corporation (a)	90,000	3,225,600
Royal Gold, Inc. (a)	12,000	1,461,720
		17,178,220
Technology - 28.2%
Semiconductors - 5.9%
ACM Research, Inc. - Class A (a)(b)	150,000	4,371,000
Allegro MicroSystems, Inc. (a)(b)	20,000	539,200
Applied Materials, Inc. (a)	10,000	2,062,300
Axcelis Technologies, Inc. (a)(b)	10,000	1,115,200
Broadcom, Inc. (a)	200	265,082
Intel Corporation (a)	80,000	3,533,600
NVE Corporation (a)	20,000	1,803,600
NVIDIA Corporation (a)	2,000	1,807,120
Photronics, Inc. (a)(b)	120,000	3,398,400
QUALCOMM, Inc. (a)	6,000	1,015,800
		19,911,302

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 109.8% (continued)	Shares	Value
Technology - 28.2% (continued)
Software - 7.6%
Adobe, Inc. (a)(b)	4,000	$2,018,400
Akamai Technologies, Inc. (a)(b)	40,000	4,350,400
Asana, Inc. - Class A (a)(b)	20,000	309,800
Bandwidth, Inc. - Class A (a)(b)	100,000	1,826,000
Confluent, Inc. - Class A (a)(b)	40,000	1,220,800
Couchbase, Inc. (a)(b)	30,000	789,300
Dropbox, Inc. - Class A (a)(b)	70,000	1,701,000
Dynatrace, Inc. (a)(b)	10,000	464,400
Elastic N.V. (a)(b)	36,000	3,608,640
Fastly, Inc. - Class A (a)(b)	160,000	2,075,200
Gen Digital, Inc. (a)	20,000	448,000
Informatica, Inc. - Class A (a)(b)	30,000	1,050,000
IonQ, Inc. (a)(b)	340,000	3,396,600
Microsoft Corporation (a)	400	168,288
MongoDB, Inc. (a)(b)	2,000	717,280
Salesforce, Inc. (a)	2,000	602,360
Schrodinger, Inc. (a)(b)	20,000	540,000
Twilio, Inc. - Class A (a)(b)	12,000	733,800
		26,020,268
Technology Hardware - 11.7%
Apple, Inc. (a)	600	102,888
Applied Optoelectronics, Inc. (a)(b)	180,000	2,494,800
Arlo Technologies, Inc. (a)(b)	60,000	759,000
Benchmark Electronics, Inc. (a)	40,000	1,200,400
Ciena Corporation (a)(b)	20,000	989,000
Cisco Systems, Inc. (a)	80,000	3,992,800
Clearfield, Inc. (a)(b)	20,000	616,800
Dell Technologies, Inc. - Class C (a)	20,000	2,282,200
F5, Inc. (a)(b)	20,000	3,791,800
Fabrinet (a)(b)	10,000	1,890,200
Flex Ltd. (a)(b)	80,000	2,288,800
InterDigital, Inc. (a)	40,000	4,258,400
Jabil, Inc. (a)	20,000	2,679,000
NetApp, Inc. (a)	40,000	4,198,800
Pure Storage, Inc. - Class A (a)(b)	14,000	727,860
Super Micro Computer, Inc. (a)(b)	4,000	4,040,120
Ubiquiti, Inc. (a)	30,000	3,475,500
		39,788,368

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 109.8% (continued)		Shares	Value
Technology - 28.2% (continued)
Technology Services - 3.0%
Cognizant Technology Solutions Corporation - Class A (a)		60,000	$4,397,400
Corpay, Inc. (a)(b)		10,000	3,085,400
Infosys Ltd. - ADR (a)		80,000	1,434,400
PayPal Holdings, Inc. (a)(b)		20,000	1,339,800
			10,257,000
Utilities - 1.2%
Electric Utilities - 0.7%
Fluence Energy, Inc. (a)(b)		60,000	1,040,400
NRG Energy, Inc. (a)		20,000	1,353,800
			2,394,200
Water Utilities - 0.5%
Consolidated Water Company, Ltd. (a)		60,000	1,758,600

Total Common Stocks (Cost $357,727,521)			$374,007,218

WARRANTS - 0.0%(c)		Shares	Value
Energy - 0.0% (c)
Oil & Gas Services & Equipment - 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)		8,000	$65,600

EXCHANGE-TRADED PUT OPTION CONTRACTS - 1.8%	Contracts	Notional Amount	Value
Russell 2000® Index Option, 05/17/2024 at $2,100	700	$148,718,500	$2,951,900
S&P 500® Index Option, 05/17/2024 at $5,250	420	220,682,700	3,074,400
Total Put Option Contracts (Cost $5,766,157)		$369,401,200	$6,026,300

Total Investments at Value - 111.6% (Cost $363,493,678)			$380,099,118

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 40.9%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.21% (d) (Cost $139,459,247)	139,459,247	$139,459,247

Total Investments and Money Market Funds at Value - 152.5% (Cost $502,952,925)		$519,558,365

Written Call Option Contracts - (54.5%)		(185,683,820)

Other Assets in Excess of Liabilities - 2.0%		6,889,674

Net Assets - 100.0%		$340,764,219

ADR - American Depositary Receipt.

(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of March 31, 2024 was $39,100,378.

(b)	Non-income producing security.

(c)	Percentage rounds to less than 0.1%.

(d)	The rate shown is the 7-day effective yield as of March 31, 2024.

The average monthly notional value of exchange-traded put option contract during the nine months ended March 31, 2024 was $429,240,765.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2024 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000® Index Option	700	$148,718,500	$1,200	06/21/2024	$65,282,000
S&P 500® Index Option	420	220,682,700	2,400	06/21/2024	120,401,820
Total Written Call Option Contracts (Premiums received $175,760,281)		$369,401,200			$185,683,820

The average notional value of exchange-traded written call option contracts during the nine months ended March 31, 2024 was $429,240,765.

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 67.6%	Shares	Value
Communications - 5.1%
Cable & Satellite - 0.8%
Comcast Corporation - Class A (a)	5,000	$216,750

Entertainment Content - 0.6%
AppLovin Corporation - Class A (a)(b)	2,500	173,050

Internet Media & Services - 3.1%
Airbnb, Inc. - Class A (b)	200	32,992
Alphabet, Inc. - Class C (a)(b)	2,000	304,520
Booking Holdings, Inc.	10	36,279
DoorDash, Inc. - Class A (a)(b)	500	68,860
LifeMD, Inc. (b)	2,000	20,560
Meta Platforms, Inc. - Class A (a)	400	194,232
Netflix, Inc. (b)	40	24,293
Shutterstock, Inc. (a)	2,000	91,620
Uber Technologies, Inc. (a)(b)	1,000	76,990
		850,346
Telecommunications - 0.6%
Verizon Communications, Inc. (a)	4,000	167,840

Consumer Discretionary - 7.9%
Apparel & Textile Products - 0.8%
Kontoor Brands, Inc. (a)	2,500	150,625
Skechers U.S.A., Inc. - Class A (a)(b)	1,000	61,260
		211,885
Consumer Services - 0.7%
Coursera, Inc. (b)	8,000	112,160
Perdoceo Education Corporation (a)	4,500	79,020
		191,180
E-Commerce Discretionary - 1.2%
Amazon.com, Inc. (a)(b)	1,500	270,570
Etsy, Inc. (a)(b)	1,000	68,720
		339,290
Home Construction - 0.1%
Forestar Group, Inc. (a)(b)	1,000	40,190

Leisure Facilities & Services - 1.5%
Domino’s Pizza, Inc. (a)	200	99,376
Shake Shack, Inc. - Class A (a)(b)	300	31,209
Starbucks Corporation (a)	1,500	137,085

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 67.6% (continued)	Shares	Value
Consumer Discretionary - 7.9% (continued)
Leisure Facilities & Services - 1.5% (continued)
Sweetgreen, Inc. - Class A (a)(b)	6,000	$151,560
		419,230
Retail - Discretionary - 3.6%
American Eagle Outfitters, Inc. (a)	5,000	128,950
Buckle, Inc. (The) (a)	2,500	100,675
Gap, Inc. (The) (a)	2,000	55,100
Hibbett, Inc. (a)	1,000	76,810
Kohl’s Corporation (a)	2,000	58,300
lululemon athletica, inc. (b)	300	117,195
Macy’s, Inc. (a)	2,500	49,975
Sally Beauty Holdings, Inc. (a)(b)	5,000	62,100
Ulta Beauty, Inc. (a)(b)	300	156,864
Urban Outfitters, Inc. (a)(b)	4,000	173,680
		979,649
Consumer Staples - 9.8%
Beverages - 1.3%
Coca-Cola Company (The) (a)	1,500	91,770
PepsiCo, Inc. (a)	1,500	262,515
		354,285
Food - 5.5%
BellRing Brands, Inc. (a)(b)	1,000	59,030
Campbell Soup Company (a)	5,000	222,250
Flowers Foods, Inc.	1,500	35,625
Fresh Del Monte Produce, Inc. (a)	1,000	25,910
General Mills, Inc. (a)	3,000	209,910
Hershey Company (The) (a)	1,000	194,500
Ingredion, Inc. (a)	1,500	175,275
J.M. Smucker Company (The) (a)	1,000	125,870
Kellanova (a)	3,000	171,870
Kraft Heinz Company (The) (a)	2,000	73,800
Lamb Weston Holdings, Inc. (a)	1,500	159,795
Post Holdings, Inc. (a)(b)	500	53,140
		1,506,975
Household Products - 1.4%
Colgate-Palmolive Company (a)	2,000	180,100
Kimberly-Clark Corporation (a)	1,700	219,895
		399,995
Retail - Consumer Staples - 1.1%
BJ’s Wholesale Club Holdings, Inc. (a)(b)	500	37,825

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 67.6% (continued)	Shares	Value
Consumer Staples - 9.8% (continued)
Retail - Consumer Staples - 1.1% (continued)
Kroger Company (The) (a)	1,000	$57,130
Natural Grocers by Vitamin Cottage, Inc. (a)	5,000	90,250
Sprouts Farmers Market, Inc. (a)(b)	1,000	64,480
Walgreens Boots Alliance, Inc. (a)	3,000	65,070
		314,755
Wholesale - Consumer Staples - 0.5%
Performance Food Group Company (a)(b)	1,000	74,640
United Natural Foods, Inc. (a)(b)	5,000	57,450
		132,090
Energy - 3.3%
Oil & Gas Producers - 1.9%
APA Corporation (a)	2,000	68,760
California Resources Corporation (a)	2,000	110,200
Civitas Resources, Inc. (a)	1,000	75,910
Diamondback Energy, Inc. (a)	500	99,085
Range Resources Corporation (a)	2,000	68,860
SM Energy Company (a)	1,000	49,850
Vital Energy, Inc. (a)(b)	1,000	52,540
		525,205
Renewable Energy - 1.4%
Array Technologies, Inc. (a)(b)	8,000	119,280
Canadian Solar, Inc. (a)(b)	10,000	197,600
SolarEdge Technologies, Inc. (a)(b)	1,000	70,980
		387,860
Financials - 0.9%
Banking - 0.4%
Customers Bancorp, Inc. (a)(b)	2,000	106,120

Insurance - 0.5%
Unum Group (a)	2,500	134,150

Health Care - 12.7%
Biotech & Pharma - 9.0%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,000	36,980
Amgen, Inc. (a)	500	142,160
Amphastar Pharmaceuticals, Inc. (a)(b)	3,000	131,730
ANI Pharmaceuticals, Inc. (a)(b)	1,500	103,695
Biogen, Inc. (a)(b)	300	64,689

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 67.6% (continued)	Shares	Value
Health Care - 12.7% (continued)
Biotech & Pharma - 9.0% (continued)
Catalyst Pharmaceuticals, Inc. (a)(b)	5,000	$79,700
Corcept Therapeutics, Inc. (a)(b)	4,000	100,760
Dianthus Therapeutics, Inc. (b)	1,000	30,000
Dynavax Technologies Corporation (a)(b)	4,000	49,640
Exelixis, Inc. (a)(b)	7,000	166,110
Gilead Sciences, Inc. (a)	2,000	146,500
Halozyme Therapeutics, Inc. (a)(b)	1,500	61,020
Harmony Biosciences Holdings, Inc. (a)(b)	1,000	33,580
Incyte Corporation (a)(b)	1,500	85,455
Innoviva, Inc. (a)(b)	8,000	121,920
Iovance Biotherapeutics, Inc. (a)(b)	4,000	59,280
Johnson & Johnson (a)	1,200	189,828
Kiniksa Pharmaceuticals, Ltd. - Class A (a)(b)	7,500	147,975
Marinus Pharmaceuticals, Inc (b)	3,500	31,640
Neurocrine Biosciences, Inc. (a)(b)	500	68,960
Novo Nordisk A/S - ADR (a)	1,500	192,600
Pacira BioSciences, Inc. (a)(b)	1,000	29,220
PetIQ, Inc. (b)	1,000	18,280
Pfizer, Inc. (a)	5,000	138,750
Recursion Pharmaceuticals, Inc. - Class A (b)	2,000	19,940
Regeneron Pharmaceuticals, Inc. (a)(b)	100	96,249
Roivant Sciences Ltd. (b)	5,000	52,700
Vertex Pharmaceuticals, Inc. (a)(b)	150	62,702
Voyager Therapeutics, Inc. (a)(b)	2,500	23,275
		2,485,338
Health Care Facilities & Services - 2.2%
Centene Corporation (a)(b)	1,000	78,480
DaVita, Inc. (a)(b)	1,000	138,050
HCA Healthcare, Inc. (a)	300	100,059
Patterson Companies, Inc. (a)	7,000	193,550
UnitedHealth Group, Inc. (a)	100	49,470
Universal Health Services, Inc. - Class B (a)	300	54,738
		614,347
Medical Equipment & Devices - 1.5%
Avita Medical, Inc. (b)	2,000	32,060

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 67.6% (continued)	Shares	Value
Health Care - 12.7% (continued)
Medical Equipment & Devices - 1.5% (continued)
Exact Sciences Corporation (a)(b)	2,000	$138,120
Shockwave Medical, Inc. (a)(b)	600	195,378
Zynex, Inc. (a)(b)	2,500	30,925
		396,483
Industrials - 6.0%
Commercial Support Services - 0.2%
H&R Block, Inc. (a)	1,000	49,110

Electrical Equipment - 2.6%
Bel Fuse, Inc. - Class B	600	36,186
Bloom Energy Corporation - Class A (a)(b)	2,500	28,100
NEXTracker, Inc. - Class A (a)(b)	3,500	196,945
OSI Systems, Inc. (a)(b)	800	114,256
Powell Industries, Inc.	300	42,690
Select Water Solutions, Inc. - Class A (a)	5,000	46,150
Veritiv Holdings Company - Class A (a)	1,000	81,670
Vontier Corporation (a)	4,000	181,440
		727,437
Engineering & Construction - 0.8%
Dycom Industries, Inc. (a)(b)	600	86,118
Primoris Services Corporation (a)	3,000	127,710
		213,828
Industrial Support Services - 0.2%
MSC Industrial Direct Company, Inc. - Class A (a)	700	67,928

Machinery - 1.0%
American Superconductor Corporation (b)	5,000	67,550
Symbotic, Inc (a)(b)	4,500	202,500
		270,050
Transportation & Logistics - 0.9%
FedEx Corporation (a)	500	144,870
Heartland Express, Inc. (a)	2,000	23,880

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 67.6% (continued)	Shares	Value
Industrials - 6.0% (continued)
Transportation & Logistics - 0.9% (continued)
United Parcel Service, Inc. - Class B (a)	500	$74,315
		243,065
Transportation Equipment - 0.3%
Allison Transmission Holdings, Inc. (a)	1,000	81,160

Materials - 3.8%
Chemicals - 0.7%
Ingevity Corporation (a)(b)	900	42,930
Mosaic Company (The) (a)	5,000	162,300
		205,230
Metals & Mining - 3.1%
Agnico Eagle Mines Ltd. (a)	4,000	238,600
Anglogold Ashanti plc (a)	3,500	77,700
Barrick Gold Corporation (a)	15,000	249,600
Cameco Corporation	1,000	43,320
Kinross Gold Corporation	2,500	15,325
Newmont Corporation (a)	4,500	161,280
Royal Gold, Inc. (a)	600	73,086
		858,911
Technology - 17.4%
Semiconductors - 3.6%
ACM Research, Inc. - Class A (a)(b)	7,500	218,550
Allegro MicroSystems, Inc. (a)(b)	1,000	26,960
Applied Materials, Inc. (a)	500	103,115
Axcelis Technologies, Inc. (a)(b)	500	55,760
Broadcom, Inc. (a)	10	13,254
Intel Corporation (a)	4,000	176,680
NVE Corporation (a)	1,000	90,180
NVIDIA Corporation (a)	100	90,356
Photronics, Inc. (a)(b)	6,000	169,920
QUALCOMM, Inc. (a)	300	50,790
		995,565
Software - 4.7%
Adobe, Inc. (a)(b)	200	100,920
Akamai Technologies, Inc. (a)(b)	2,000	217,520
Asana, Inc. - Class A (b)	1,000	15,490
Bandwidth, Inc. - Class A (a)(b)	5,000	91,300
Confluent, Inc. - Class A (a)(b)	2,000	61,040

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 67.6% (continued)	Shares	Value
Technology - 17.4% (continued)
Software - 4.7% (continued)
Couchbase, Inc. (b)	1,500	$39,465
Dropbox, Inc. - Class A (a)(b)	3,500	85,050
Dynatrace, Inc. (a)(b)	500	23,220
Elastic N.V. (a)(b)	1,800	180,432
Fastly, Inc. - Class A (a)(b)	8,000	103,760
Gen Digital, Inc. (a)	1,000	22,400
Informatica, Inc. - Class A (a)(b)	1,500	52,500
IonQ, Inc. (a)(b)	17,000	169,830
Microsoft Corporation (a)	20	8,415
MongoDB, Inc. (b)	100	35,864
Salesforce, Inc.	100	30,118
Schrodinger, Inc. (a)(b)	1,000	27,000
Twilio, Inc. - Class A (a)(b)	600	36,690
		1,301,014
Technology Hardware - 7.2%
Apple, Inc. (a)	30	5,144
Applied Optoelectronics, Inc. (a)(b)	9,000	124,740
Arlo Technologies, Inc. (b)	3,000	37,950
Benchmark Electronics, Inc. (a)	2,000	60,020
Ciena Corporation (a)(b)	1,000	49,450
Cisco Systems, Inc. (a)	4,000	199,640
Clearfield, Inc. (a)(b)	1,000	30,840
Dell Technologies, Inc. - Class C (a)	1,000	114,110
F5, Inc. (a)(b)	1,000	189,590
Fabrinet (b)	500	94,510
Flex Ltd. (a)(b)	4,000	114,440
InterDigital, Inc. (a)	2,000	212,920
Jabil, Inc. (a)	1,000	133,950
NetApp, Inc. (a)	2,000	209,940
Pure Storage, Inc. - Class A (b)	700	36,393
Super Micro Computer, Inc. (a)(b)	200	202,006
Ubiquiti, Inc. (a)	1,500	173,775
		1,989,418
Technology Services - 1.9%
Cognizant Technology Solutions Corporation - Class A (a)	3,000	219,870
Corpay, Inc. (a)(b)	500	154,270
Infosys Ltd. - ADR (a)	4,000	71,720
PayPal Holdings, Inc. (a)(b)	1,000	66,990
		512,850

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 67.6% (continued)		Shares	Value
Utilities - 0.7%
Electric Utilities - 0.4%
Fluence Energy, Inc. (a)(b)		3,000	$52,020
NRG Energy, Inc. (a)		1,000	67,690
			119,710
Water Utilities - 0.3%
Consolidated Water Company, Ltd. (a)		3,000	87,930

Total Common Stocks (Cost $17,891,039)			$18,670,219

U.S. TREASURY OBLIGATIONS - 11.5%		Par Value	Value
U.S. Treasury Inflation-Protected Notes - 10.1%
0.500%, due 04/15/2024		$611,435	$611,787
0.125%, due 04/15/2026		1,175,840	1,126,671
0.125%, due 04/15/2027		546,170	514,998
0.125%, due 01/15/2031		592,285	527,863
			2,781,319
U.S. Treasury Notes - 1.4%
0.625%, due 08/15/2030		500,000	400,820

Total U.S. Treasury Obligations (Cost $3,399,860)			$3,182,139

WARRANTS - 0.0%(c)		Shares	Value
Energy - 0.0% (c)
Oil & Gas Services & Equipment - 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)		240	$1,968

EXCHANGE-TRADED PUT OPTION CONTRACTS - 0.1%	Contracts	Notional Amount	Value
Russell 2000® Index Option, 06/21/2024 at $1,600	33	$7,011,015	$11,220

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED PUT OPTION CONTRACTS - 0.1% (continued)		Notional Amount	Value
S&P 500® Index Option, 06/21/2024 at $3,600	19	$9,983,265	$5,700
Total Put Option Contracts (Cost $28,888)		$16,994,280	$16,920

Total Investments at Value - 79.2% (Cost $21,319,787)			$21,871,246

MONEY MARKET FUNDS - 36.8%		Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.21% (d) (Cost $10,155,792)		10,155,792	$10,155,792

Total Investments and Money Market Funds at Value - 116.0% (Cost $31,475,579)			$32,027,038

Written Call Option Contracts - (18.0%)			(4,982,231)

Other Assets in Excess of Liabilities - 2.0%			567,460

Net Assets - 100.0%			$27,612,267

ADR - American Depositary Receipt.

(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of March 31, 2024 was $16,349,871.

(b)	Non-income producing security.

(c)	Percentage rounds to less than 0.1%.

(d)	The rate shown is the 7-day effective yield as of March 31, 2024.

The average monthly notional value of exchange-traded put option contract during the nine months ended March 31, 2024 was $18,885,299.

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2024 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000® Index Option	33	$7,011,015	$1,600	06/21/2024	$1,783,980
S&P 500® Index Option	19	9,983,265	3,600	06/21/2024	3,198,251
Total Written Call Option Contracts (Premiums received $4,564,508)		$16,994,280			$4,982,231

The average monthly notional value of exchange-traded written call option contract during the nine months ended March 31, 2024 was $18,885,299.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 18.4%	Shares	Value
Energy - 1.3%
Oil & Gas Producers - 1.3%
California Resources Corporation	15,000	$826,500
DT Midstream, Inc.	500	30,550
Range Resources Corporation	15,000	516,450
Vital Energy, Inc. (a)	20,000	1,050,800
		2,424,300
Materials - 15.9%
Metals & Mining - 15.9%
Agnico Eagle Mines Ltd.	120,000	7,158,000
Anglogold Ashanti plc	105,000	2,331,000
B2Gold Corporation	1,250,000	3,262,500
Barrick Gold Corporation	450,000	7,488,000
Cameco Corporation	20,000	866,400
Freeport-McMoRan, Inc.	18,000	846,360
Kinross Gold Corporation	75,000	459,750
Newmont Corporation	135,000	4,838,400
Royal Gold, Inc.	18,000	2,192,580
		29,442,990
Utilities - 1.2%
Electric Utilities - 1.2%
AES Corporation (The)	1,000	17,930
ALLETE, Inc.	1,000	59,640
Ameren Corporation	100	7,396
American Electric Power Company, Inc.	100	8,610
Avangrid, Inc.	1,000	36,440
Avista Corporation	1,000	35,020
Black Hills Corporation	500	27,300
Consolidated Edison, Inc.	1,000	90,810
Dominion Energy, Inc.	500	24,595
DTE Energy Company	100	11,214
Duke Energy Corporation	500	48,355
Edison International	500	35,365
Entergy Corporation	500	52,840
Exelon Corporation	1,000	37,570
FirstEnergy Corporation	1,000	38,620
Hawaiian Electric Industries, Inc.	1,000	11,270
NorthWestern Energy Group, Inc.	1,000	50,930
NRG Energy, Inc.	20,000	1,353,800
Otter Tail Corporation	1,000	86,400

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 18.4% (continued)	Shares	Value
Utilities - 1.2% (continued)
Electric Utilities - 1.2% (continued)
Pinnacle West Capital Corporation	1,000	$74,730
Portland General Electric Company	1,000	42,000
PPL Corporation	1,000	27,530
Public Service Enterprise Group, Inc.	500	33,390
Southern Company (The)	500	35,870
		2,247,625
Gas & Water Utilities - 0.0% (b)
Global Water Resources, Inc.	1,000	12,840

Total Common Stocks (Cost $32,284,410)		$34,127,755

EXCHANGE-TRADED FUNDS - 1.7%	Shares	Value
Invesco CurrencyShares British Pound Sterling Trust	10,000	$1,215,700
Invesco CurrencyShares Euro Currency Trust	12,500	1,246,375
Invesco CurrencyShares Japanese Yen Trust (a)	12,500	765,375
Total Exchange-Traded Funds (Cost $3,329,990)		$3,227,450

U.S. TREASURY OBLIGATIONS - 77.0%	Par Value	Value
U.S. Treasury Bills (c) - 5.4%
5.265%, due 05/21/2024	$10,000,000	$9,926,944

U.S. Treasury Inflation-Protected Notes - 43.3%
0.500%, due 04/15/2024	12,228,700	12,235,734
0.125%, due 04/15/2026	11,758,400	11,266,707
0.125%, due 04/15/2027	21,846,800	20,599,913
2.500%, due 01/15/2029	14,362,500	14,774,207
0.125%, due 01/15/2030	11,985,300	10,865,901
0.125%, due 01/15/2031	11,845,700	10,557,273
		80,299,735

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

U.S. TREASURY OBLIGATIONS - 77.0% (continued)	Par Value	Value
U.S. Treasury Notes - 28.3%
2.000%, due 05/31/2024	$10,000,000	$9,946,104
1.375%, due 01/31/2025	15,000,000	14,545,902
2.125%, due 05/31/2026	10,000,000	9,498,438
1.500%, due 08/15/2026	10,000,000	9,324,219
2.250%, due 11/15/2027	10,000,000	9,308,398
		52,623,061

Total U.S. Treasury Obligations (Cost $148,183,469)		$142,849,740

WARRANTS - 0.0%(b)	Shares	Value
Energy - 0.0% (b)
Oil & Gas Services & Equipment - 0.0% (b)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	8,000	$65,600

Total Investments at Value - 97.1% (Cost $183,797,869)		$180,270,545

MONEY MARKET FUNDS - 4.9%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.21% (d) (Cost $9,029,308)	9,029,308	$9,029,308

Total Investments and Money Market Funds at Value - 102.0% (Cost $192,827,177)		$189,299,853

Liabilities in Excess of Other Assets - (2.0%)		(3,648,764)

Net Assets - 100.0%		$185,651,089

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(d)	The rate shown is the 7-day effective yield as of March 31, 2024.